SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease Liability
Lease liabilities, beginning of period	$ 489,123	$ 158,124
Additions		440,675
Interest expense	21,227	26,964
Lease payments	(73,865)	(128,995)
Lease removal		(7,645)
Lease liabilities, End of period	436,485	489,123
Current lease liabilities	110,977	110,481
Non-current lease liabilities	$ 325,508	$ 378,642